Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares of common stock outstanding
Beginning balance (in shares)	204,435,333	204,210,731	203,446,572
Shares issued under restricted stock award plans (in shares)	421,231	224,602	619,614
Shares issued upon exercise of stock options (in shares)	0	0	144,545
Ending balance (in shares)	204,856,564	204,435,333	204,210,731